Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	$ (2,529)	$ (3)
Net deferred tax assets	35,654	30,077
Mining interest property plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(6,787)	(4,235)
Payments to defer [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(286)	(172)
Insurance [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(16)	(14)
Reclamation and closure cost obligations [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	991	956
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	932	(368)
Expenses reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	120	255
Pension fund reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	118	200
Deferred mining taxes [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(1,641)	(1,193)
Non-capital losses and other deductible tax benefits [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	3,504	5,316
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	536
Others [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)		(748)
Non-capital Losses [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	11,586	7,580
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	1,828
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	$ 22,240	$ 22,497